Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Grants of Equity Awards

The Compensation Committee grants equity awards to our employees and directors on an annual basis. We may also grant equity awards to individuals upon hire, promotion or for retention purposes. The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information (“MNPI”), and the Company does not time the release of MNPI based upon grant dates of equity. In the event MNPI becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

Award Timing Method	The Compensation Committee grants equity awards to our employees and directors on an annual basis. We may also grant equity awards to individuals upon hire, promotion or for retention purposes.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information (“MNPI”), and the Company does not time the release of MNPI based upon grant dates of equity. In the event MNPI becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
MNPI Disclosure Timed for Compensation Value	false